UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: November 19, 2016 to December 16, 2016

Commission File Number of issuing entity: 333-195164-12

Central Index Key Number of issuing entity: 0001648858

Wells Fargo Commercial Mortgage Trust 2015-SG1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-195164

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001238163

Société Générale

 (Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555501

Liberty Island Group I LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542105

Basis Real Estate Capital II, LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256

Natixis Real Estate Capital LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3976094
38-3976095
38-3976096
38-7143565

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
X-A			X
B			X
C			X
PEX			X
D			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 16, 2016 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-SG1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2015-SG1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from November 19, 2016 to December 16, 2016.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on November 14, 2016. The CIK number for the Depositor is 0000850779.

Société Générale (“Société”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2016. The Central Index Key number for Société is 0001238163.

Liberty Island Group I LLC (“LIG I”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2016. The Central Index Key number for LIG I is 0001555501.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2016. The Central Index Key number for Basis is 0001542105.

Natixis Real Estate Capital LLC (“Natixis”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G 15G on April 28, 2016. The CIK number of Natixis is 0001542256.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 14, 2016. The CIK number for Wells Fargo is 0000740906.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2015-SG1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	11/18/2016	$3,640.77
Current Distribution Date:	12/16/2016	$3,514.15
Interest Reserve Account Balance
Prior Distribution Date:	11/18/2016	$0.00
Current Distribution Date:	12/16/2016	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-SG1, relating to the December 16, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: December 30, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-SG1, relating to the December 16, 2016 distribution.